INCOME TAX AND DEFERRED INCOME TAX ASSETS/LIABILITIES - Movements in deferred income tax assets/(liabilities), net (Details) - ARS ($) $ in Millions	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Movements in Deferred Income tax assets/(liabilities), net
At the beginning of the year	$ (1,680,382)	$ (1,188,088)
Increases in Deferred tax	210,198	(527,162)
Currency translation adjustments	1,309	(7,006)
Other comprehensive income	(1,079)	2,409
Acquisitions through business combination	365,887	(47)
At the end of the period	(1,104,067)	(1,719,894)
Net deferred tax assets	375,054	35,798
Net deferred tax liabilities	(1,479,121)	$ (1,755,692)	$ (1,720,619)
Telecom Argentinas
Movements in Deferred Income tax assets/(liabilities), net
Tax loss carryforwards	153,428
Telecom Argentinas | Tax carryforward
Movements in Deferred Income tax assets/(liabilities), net
Deferred tax asset from tax loss carryforward	$ 53,343